Related and Interested Parties (Narratives) (Details) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2025 USD ($) Director Employee	Dec. 31, 2024 Director Employee
Disclosure of transactions between related parties [line items]
Name of parent entity			Israel Corp.
Number of employees | Employee			25	26
Number of employees not employed by the Company | Director			11	11
Millenium Investments Elad Ltd. (“Millenium”) [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital			38.28%
Percentage of voting rights and issued share capital			43.93%
Percentage of issued share capital			43.11%
Mashat (Investments) Ltd. (“Mashat”) [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights and issued share capital			9.48%
Mashat (Investments) Ltd. (“Mashat”) [Member] | Minimum [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital			9.39%
Israel Corp. [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights and issued share capital			38.65%
Percentage of constituting voting rights of shares			50.00%
Israel Corp. [Member] | New Framework Transaction [Member]
Disclosure of transactions between related parties [line items]
Liability limit of directors and officers insurance policy	$ 200		$ 200
Amount of liability comprised limit of directors and officers insurance policy	40	$ 40
Additional coverage of liability limit of directors and officers insurance policy	$ 160	$ 160
Israel Corp. [Member] | Mr. Idan [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital			0.05%
Percentage of voting rights and issued share capital			0.05%